CHAPTER 11 FILING AND EMERGENCE FROM BANKRUPTCY (Changes to Debt Outstanding) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Liabilities subject to compromise	$ 0	$ 0